CASH AND CASH EQUIVALENTS AND RESTRICTED CASH (Details Narrative) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2024 USD ($)
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH
Nominal income	$ 36	$ 40
Surety bond			$ 2,000